Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

(a)

On February 24, 2026, the Company closed registered direct offering with institutional investors of approximately $2.1 million of Ordinary Shares and pre-funded warrants at a price of $2.65 per Ordinary Share. The Company expects to use the net proceeds from the offering, together with its existing cash, for general corporate purposes and working capital.

The offering consisted of the sale of 792,452 Ordinary Shares or Pre-Funded Warrants. The price per Ordinary Share was $2.65 (or $2.64999 for each Pre-Funded Warrant, which is equal to the offering price per Ordinary Share sold in the offering minus an exercise price of $0.00001 per Pre-Funded Warrant). The Pre-Funded Warrants are immediately exercisable and may be exercised at any time until exercised in full.

As a result of the closing, 2,639,447 ordinary shares, 523,000 Pre-Funded Warrant and 333,333 preferred shares were outstanding.

(b)

On March 30, 2026, the board of directors and the compensation committee of the Company adopted resolutions ratifying and approving the grant of the Restricted Stock Units (RSUs) set forth in the employment agreements of the CEO and former CFO:

●	the Former CFO (Wanhong Tan) was awarded one hundred and eighty thousand (or 12,000 after adjustment for the one-for-fifteen reverse stock split effected in March 2025) RSUs to receive an equal number of ordinary shares of the Company, subject to the Company’s Omnibus Equity Incentive Plan, and

●	grant the CEO six hundred thousand (or 40,000 after adjustment for the one-for-fifteen reverse stock split effected in March 2025) RSUs to receive an equal number of ordinary shares of the Company, subject to the Company’s Omnibus Equity Incentive Plan.

(c)

On April 23, 2026, a holder of the Company’s pre-funded warrants elected to purchase 208,570 ordinary shares of the Company (via cashless exercise of 208,571 pre-funded warrants) pursuant to the terms of such warrant.

On April 23, 2026, a holder of the Company’s pre-funded warrants elected to purchase 61,430 ordinary shares of the Company (via cashless exercise of 61,430 pre-funded warrants) pursuant to the terms of such warrant.

The issuance of the above warrant shares has been completed as of April 24, 2026.

(d)

Effective December 31, 2025, Wanhong Tan resigned as Chief Financial Officer of the Company due to his retirement.

Effective January 1, 2026, Kai Zhang was appointed as Chief Financial Officer of the Company.